Intangible assets (Details Narrative)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Intangible assets consideration			$ 707,028	¥ 5,000,000
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Intangible assets consideration	$ 778,502	¥ 5,000,000